As filed with the Securities and Exchange Commission on March 18, 2013

Securities Act File No. 333-156770

Investment Company Act File No. 811-22264

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment  ☐

Post-Effective Amendment No. 15   ☒

and/or

REGISTRATION STATEMENT

UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 20  ☒

(Check appropriate box or boxes)

THE MOTLEY FOOL FUNDS TRUST

(Exact Name of Registrant as Specified in Charter)

Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Address of Principal Executive Offices, including Zip Code)

(703) 302-1100

(Registrant’s Telephone Number, including Area Code)

Peter E. Jacobstein
Motley Fool Asset Management, LLC

2000 Duke Street, Suite 175

Alexandria, VA 22314

(Name and Address of Agent for Service)

COPY TO:

John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street NW
Washington, DC 20006-1806

It is proposed that this filing will become effective (check appropriate box):

☒ Immediately upon filing pursuant to paragraph (b)

☐On February 28, 2013 pursuant to paragraph (b)

☐ 60 days after filing pursuant to paragraph (a)(1)

☐ On (date) pursuant to paragraph (a)(1)

☐ 75 days after filing pursuant to paragraph (a)(2)

☐ On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☐ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note

This Post-Effective Amendment  No. 15 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in Post-Effective Amendment No. 14 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the 1933 Act, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Alexandria, and the Commonwealth of Virginia, on the 18 day of March, 2013.

The Motley Fool Funds Trust

By:	/s/ Peter E. Jacobstein
Peter E. Jacobstein
President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Peter E. Jacobstein
Peter E. Jacobstein	Trustee and President	March 18, 2013

/s/ Philip J. Biedronski
Philip J. Biedronski	Treasurer	March 18, 2013

Kathleen A. O’Neil*
Kathleen A. O’Neil	Trustee	March 18, 2013

Stephen L. Boyd*
Stephen L. Boyd	Trustee	March 18, 2013

Carl G. Verboncoeur*	Trustee	March 18, 2013
Carl G. Verboncoeur

/s/ Peter E. Jacobstein
Peter E. Jacobstein

*     Attorney-in-Fact pursuant to powers of attorney for Kathleen O’Neil, Stephen Boyd and Carl Verboncoeur dated September 12, 2012.

EXHIBIT INDEX

Exhibit No.	Description

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Label Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase